ACQUISITIONS (Details Textual)	1 Months Ended							9 Months Ended	12 Months Ended
	Jul. 25, 2014 shares	May. 30, 2014 USD ($)	May. 30, 2014 HKD	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 24, 2013 USD ($) $ / shares shares	Sep. 23, 2013 USD ($) $ / shares shares	Sep. 15, 2013 shares	Apr. 30, 2015 shares	Jul. 31, 2014 shares
Business Acquisition, Percentage of Voting Interests Acquired		100.00%	100.00%
Mr. Zhou Jian [Member]
Stock Issued During Period, Shares, Acquisitions								264,850,740
Mr. Zhou Deng Rong [Member]
Stock Issued During Period, Shares, Acquisitions								8,191,260
Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions						250,000,000			273,042,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				250,000,000
Sale of Stock, Price Per Share | $ / shares				$ 0.001		$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned | $				$ 250,000
Percentage Of Common Stock Shares Issued And Outstanding	45.70%
Common Stock [Member] | 24 Shareholders [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					250,000,000
Sale of Stock, Price Per Share | $ / shares					$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned | $					$ 250,000
Luck Sky (Hong Kong) Shares Limited [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									250,000,000
Luck Sky (Hong Kong) Shares Limited [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions							250,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage							41.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						250,000,000
Sale of Stock, Price Per Share | $ / shares						$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned | $						$ 250,000
Luck Sky (Hong Kong) Aerodynamic Electricity Limited [Member] | Common Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%	100.00%
Business Combination, Consideration Transferred, Total		$ 1,289.98	HKD 10,000
Sanhe City Lucksky Electrical Engineering Co., Ltd. [Member] | Mr. Zhou Jian [Member]
Stock Issued During Period, Shares, Acquisitions	264,850,740
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	97.00%
Sanhe City Lucksky Electrical Engineering Co., Ltd. [Member] | Mr. Zhou Deng Rong [Member]
Stock Issued During Period, Shares, Acquisitions	8,191,260
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	3.00%